PRINCIPAL ACCOUNTING POLICIES - Key agreements with the VIEs and summary financial information of the VIEs (Details)	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Financial information of the group's VIEs
Value of an asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves		¥ 0
Total assets	$ 16,884,515,371			¥ 112,212,800,709		¥ 118,842,591,960
Total liabilities	7,903,750,532			52,527,535,667		55,157,663,979
Cash and cash equivalents	1,522,280,051		¥ 12,923,666,794	10,116,920,988	$ 2,891,357,781	19,215,674,674	¥ 5,300,887,799
Prepayments and other current assets	1,015,871,805			6,751,382,429		6,749,965,827
Accounts receivables	550,426,312			3,658,078,229		3,150,768,364
Investments (non-current)	2,704,995,481			17,977,129,465		13,870,523,498
Short-term investment	819,143,272			5,443,944,270		8,235,785,516
Accounts payable	1,151,697,647			7,654,067,391		5,944,501,681
Advance from end users	822,770,973			5,468,053,610		5,955,827,306
Other payables and accruals	304,162,843			2,021,435,854		3,561,167,650
Salary and welfare payable	167,860,083			1,115,581,323		1,196,691,839
Taxes payable	140,648,089			934,733,132		1,641,379,425
Net revenues	1,292,419,588	8,589,291,337	4,841,912,488
Cost of revenues	356,474,371	2,369,093,019	1,434,625,345
Net loss	$ 341,430,971	¥ 2,269,116,088	¥ 84,576,908
Amended and restated share pledge agreements
Financial information of the group's VIEs
Period of expiration of share pledge agreements after the pledger	2 years	2 years
Amended and restated exclusive option agreements
Financial information of the group's VIEs
Term of exclusive option agreements	10 years	10 years
Term of automatic renewal of exclusive option agreements	10 years	10 years
Notice period for termination of agreement	30 days	30 days
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements
Financial information of the group's VIEs
Service fees charged from affiliates as percentage of their total net income	100.60%	100.60%	138.30%
Term of technical consulting and services agreements	10 years	10 years
Term of automatic renewal of technical consulting and services agreements	10 years	10 years
Written notice period required to be served for the termination of agreements	30 days	30 days
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements | Minimum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	$ 0.5	¥ 3
Average rate per person per tour based on number of tour packages sold (in RMB or US dollars per person per tour)	3.3	22
Ctrip Computer Technology, Ctrip Travel Network and Ctrip Travel Information | Amended and Restated Technical Consulting and Services Agreements | Maximum
Financial information of the group's VIEs
Average rate per ticket based on number of tickets sold (in RMB or US dollars per ticket)	30.9	205
Average rate per person per tour based on number of tour packages sold (in RMB or US dollars per person per tour)	$ 28	¥ 186
Qunar Software, Hui Cao and Hui Wang | Loan Arrangements
Financial information of the group's VIEs
Period of notice after event of default	15 days	15 days
Variable interest entities
Financial information of the group's VIEs
Service fees charged from affiliates as percentage of their total net income	100.60%	100.60%	138.30%
Amount of registered capital and PRC statutory reserves of VIEs				549,000,000
Total assets				25,527,952,939		22,188,424,951
Less: Inter-company receivables				(6,356,505,306)		(3,808,937,898)
Total assets excluding inter-company				19,171,447,633		18,379,487,053
Total liabilities				24,045,721,119		20,998,061,568
Less: Inter-company payables				(11,770,282,596)		(8,572,648,210)
Total liabilities excluding inter-company				12,275,438,523		12,425,413,358
Cash and cash equivalents				4,100,000,000		2,800,000,000
Prepayments and other current assets				4,000,000,000		4,100,000,000
Accounts receivables				3,800,000,000		2,700,000,000
Investments (non-current)				2,500,000,000		2,400,000,000
Short-term investment				2,400,000,000		3,100,000,000
Accounts payable				4,900,000,000		4,000,000,000
Advance from end users				4,800,000,000		5,100,000,000
Other payables and accruals				1,000,000,000		2,100,000,000
Salary and welfare payable				121,000,000		217,000,000
Taxes payable				¥ 106,000,000		¥ 689,000,000
Net revenues		¥ 3,801,338,504	¥ 2,996,244,090
Cost of revenues		1,213,952,528	993,524,538
Net loss		¥ (53,675,461)	¥ (152,633,420)
Revenues as a percent of total	44.00%	44.00%	62.00%
Net loss before the deduction of inter-company consulting fee charges		¥ 54,000,000	¥ 153,000,000